Moderna Collaboration and License Agreement	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Moderna Collaboration and License Agreement

(10)Moderna Collaboration and License Agreement

In January 2022, the Company entered into a collaboration agreement with Moderna (the Moderna License Agreement), which provides for a broad strategic collaboration to discover, develop and commercialize in vivo engineered chimeric antigen receptor macrophage and monocyte (CAR-M) therapeutics in oncology. Moderna has the right to designate up to twelve research targets as development targets under this collaboration. While the collaboration was initially limited to oncology, in September 2024, the companies agreed to expand the collaboration to discover, develop and commercialize in vivo engineered CAR-M therapeutics in specific autoimmune diseases. As of February 2025, in connection with Moderna’s nomination of all 12 oncology research targets, the Company will not be conducting any additional research activities under the collaboration agreement and will not be receiving any further payments from Moderna for research and development services under the collaboration agreement.

Subsequent to the nomination of a research target, Moderna may designate the research target as a development target. Upon Moderna’s designation of a development target (and payment of a related development target designation milestone) for commencement of pre-clinical development of a product candidate, the Company will grant Moderna an exclusive worldwide, sublicensable royalty bearing license to develop, manufacture and commercialize the product candidate.

Under the terms of the Moderna License Agreement, Moderna made an upfront non-refundable payment of $45.0 million to the Company. Assuming Moderna develops and commercializes 12 products, each directed to a different development target, the Company is eligible to receive up to between $247.0 million and $253.0 million per product in development target designation, development, regulatory and commercial milestone payments. Moderna reimbursed the Company for costs incurred by the Company in connection with its research and development activities under the Moderna License Agreement plus a reasonable margin for the respective services performed into the first quarter of 2025; however, as discussed below, Moderna will no longer reimburse the Company for research and development services. The Company is eligible to receive tiered mid-to-high single digit royalties of net sales of any products that are commercialized under the agreement, which may be, subject to reductions. In addition, Moderna has agreed to cover the cost the Company incurs for certain milestone payments and royalties that the Company owes as a licensor under one of its intellectual property in-license agreements with Penn, which is sublicensed to Moderna under the Moderna License Agreement. Moderna may deduct these royalties in part from any royalties owed to the Company. The Moderna License Agreement terminates on a product-by-product basis upon the latest of expiration of the applicable product patents, expiration of regulatory exclusivity and the tenth anniversary of first commercial sale, unless terminated earlier by the Company or Moderna.

At commencement, the Company identified several potential performance obligations within the Moderna License Agreement, including research and development services on research targets, option rights held by Moderna, a non-exclusive royalty-free license to use the Company’s intellectual property to conduct research and development activities and participation on the joint steering committee. The Company determined that there were 2 performance obligations comprised of (i) research and development services and (ii) option rights.

For the research and development services, the stand-alone selling price was determined considering the expected passthrough costs and cost of the research and development services and a reasonable margin for the respective services. The material rights from the option rights were valued based on the estimated discount at which the option is priced and the Company’s estimated probability of the options’ exercise as of the time of the agreement. The transaction price allocated to research and development services is recognized as collaboration revenues as the research and development services are provided to satisfy the underlying obligation related to the research and development target. The transfer of control occurs over this period and, in management’s judgment, is the best measure of progress towards satisfying the performance obligation.

The transaction price of $45.0 million allocated to the options rights, which are considered material rights, will be recognized in the period that Moderna exercises or determines not to exercise its option right to license and commercialize the designated development target.

The Company included the $45.0 million up-front and nonrefundable payment in the transaction price as of the outset of the arrangement. During the three months ended March 31, 2025 and 2024, the Company recognized $3.7 million and $3.4 million, respectively, of collaboration revenues. As discussed below, Moderna will no longer be reimbursing the Company for research and development services.

The Company recognized $42.4 million and $3.8 million, respectively, of research and development services and option right collaboration revenues since inception of the Moderna License Agreement through March 31, 2025.

In February 2025, Moderna nominated ten additional oncology research targets, four of which replaced two oncology research targets and two autoimmune research targets, which Moderna concurrently ceased developing. As of February 2025, Moderna has nominated all 12 oncology research targets under the collaboration for which the Company has the potential to receive future milestones and royalty payments. The Company will not conduct any additional research activities under the collaboration agreement and the Company will not be receiving any further research funding from Moderna under the collaboration agreement. Moderna also agreed to terminate the in vivo oncology field exclusivity, which would allow the Company to pursue in vivo CAR-M programs outside of the 12 nominated oncology targets and product polypeptides. The Company does not expect to recognize any additional unsatisfied research and development performance obligations.

Transaction
price unsatisfied
Performance obligations:
Option rights	$41,250

Amounts due to the Company for satisfying the revenue recognition criteria or that are contractually due based upon the terms of the collaboration agreements are recorded as accounts receivable in the Company’s unaudited interim consolidated balance sheets. Contract liabilities consist of amounts received prior to satisfying the revenue recognition criteria, which are recorded as deferred revenue in the Company’s unaudited interim consolidated balance sheets.

The following table summarizes the changes in deferred revenue (in thousands):

	Three Months Ended March 31,
	2025	2024
Balance at the beginning of the period	$44,979	$46,413
Deferral of revenue	—	3,173
Recognition of unearned revenue	(3,729)	(3,397)
Balance at the end of the period	$41,250	$46,189

The deferred revenue represents the unearned portion of the upfront, non-refundable and non-creditable payment allocated to Moderna’s option rights of $41.3 million, which is not expected to be recognized within the next 12 months.

(13)Moderna Collaboration and License Agreement

In January 2022, the Company entered into the Moderna License Agreement, which provides for a broad strategic collaboration to discover, develop and commercialize in vivo engineered CAR-M therapeutics in oncology. Moderna has the right to designate up to twelve research targets as development targets under this collaboration. While the collaboration was initially limited to oncology, in September 2024, the companies agreed to expand the collaboration to discover, develop and commercialize in vivo engineered CAR-M therapeutics in specific autoimmune diseases. As a result, Moderna nominated two autoimmune research targets. As of February 2025, in connection with Moderna’s nomination of all 12 oncology research targets (Note 14), the Company will not be conducting any additional research activities under the collaboration agreement and will not be receiving any further payments from Moderna for research and development services under the collaboration agreement.

Subsequent to the nomination of a research target, Moderna may designate the research target as a development target. Upon Moderna’s designation of a development target (and payment of a related development target designation milestone) for commencement of pre-clinical development of a product candidate, the Company will grant Moderna an exclusive worldwide, sublicensable royalty bearing license to develop, manufacture and commercialize the product candidate.

Under the terms of the Moderna License Agreement, Moderna made an upfront non-refundable payment of $45.0 million to the Company. Assuming Moderna develops and commercializes 12 products, each directed to a different development target, the Company is eligible to receive up to between $247.0 million and $253.0 million per product in development target designation, development, regulatory and commercial milestone payments. Moderna also reimbursed the Company for all costs incurred by the Company in connection with its research and development activities under the Moderna License Agreement plus a reasonable margin for the respective services performed (with a minimum commitment to reimburse $10.0 million in research and development costs over the first three years from execution of the Moderna License Agreement). The Company is also eligible to receive tiered mid-to-high single digit royalties of net sales of any products that are commercialized under the agreement, which may be, subject to reductions. In addition, Moderna has agreed to cover the cost the Company incurs for certain milestone payments and royalties that the Company owes as a licensor under one of its intellectual property in-license agreements with Penn, which is sublicensed to Moderna under the Moderna License Agreement. Moderna may deduct these royalties in part from any royalties owed to the Company. The Moderna License Agreement terminates on a product-by-product basis upon the latest of expiration of the applicable product patents, expiration of regulatory exclusivity and the tenth anniversary of first commercial sale, unless terminated earlier by the Company or Moderna.

At commencement, the Company identified several potential performance obligations within the Moderna License Agreement, including research and development services on research targets, option rights held by Moderna, a non-exclusive royalty-free license to use the Company’s intellectual property to conduct research and development activities and participation on the joint steering committee (JSC). The Company determined that there were 2 performance obligations comprised of (i) research and development services and (ii) option rights.

For the research and development services, the stand-alone selling price was determined considering the expected passthrough costs and cost of the research and development services and a reasonable margin for the respective services. The material rights from the option rights were valued based on the estimated discount at which the option is priced and the Company’s estimated probability of the options’ exercise as of the time of the agreement. The transaction price allocated to research and development services is recognized as collaboration revenues as the research and development services are provided to satisfy the underlying obligation related to the research and development target. The transfer of control occurs over this period and, in management’s judgment, is the best measure of progress towards satisfying the performance obligation.

The transaction price of $45.0 million allocated to the options rights, which are considered material rights, will be recognized in the period that Moderna exercises or determines not to exercise its option right to license and commercialize the designated development target.

In June 2024, the Company received notice from Moderna that Moderna had designated the first development candidate, an in vivo CAR-macrophage targeting GPC3 that is designed to treat solid tumors, including hepatocellular carcinoma. Pursuant to the terms of the Moderna License Agreement, the designation triggered a $2.0 million milestone payment from Moderna to the Company. As a result, the Company recognized collaboration revenue of $2.0 million.

In addition, the Company reduced its $45.0 million deferred revenue liability associated with the option rights by recognizing $3.8 million in collaboration revenue, which represents a proportional reduction based on the 12 potential early-stage research targets. As of December 31, 2024, the Company recorded a collaboration receivable of $2.9 million related to the reimbursement of costs incurred in connection with the Company’s research and development activities. The Company received the $2.9 million in January 2025.

The Company included the $45.0 million up-front and nonrefundable payment and $73.9 million of variable consideration for expected research and development services to be performed during the five-year contract term, inclusive of passthrough costs, in the transaction price as of the outset of the arrangement. During the years ended December 31, 2024 and 2023, the Company recognized $19.6 million and $14.9 million, respectively, of collaboration revenues. Collaboration revenues for the year ended December 31, 2024 include $3.8 million of deferred option rights revenue recognition and $2.0 million of milestones.

The Company recognized $38.7 million and $3.8 million, respectively, of research and development services and option right collaboration revenues since inception of the Moderna License Agreement through December 31, 2024. The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied as of December 31, 2024 (in thousands):

Transaction
price unsatisfied
Performance obligations:
Research and development	$35,301
Option rights	41,250
Total performance obligations	$76,551

Amounts due to the Company for satisfying the revenue recognition criteria or that are contractually due based upon the terms of the collaboration agreements are recorded as accounts receivable in the Company’s consolidated balance sheets.

Contract liabilities consist of amounts received prior to satisfying the revenue recognition criteria, which are recorded as deferred revenue in the Company’s consolidated balance sheets.

The following table summarizes the changes in deferred revenue (in thousands):

	Years Ended December 31,
	2024	2023
Balance at the beginning of the period	$46,413	$47,459
Deferral of revenue	16,198	13,873
Recognition of unearned revenue	(17,632)	(14,919)
Balance at the end of the period	$44,979	$46,413

The current portion of deferred revenue represents advanced payments received from Moderna for costs expected to be incurred by the Company within the next twelve months. The noncurrent portion of deferred revenue represents the $41.3 million upfront, non-refundable and non-creditable payment allocated to customer option right which is not expected to be recognized within the next 12 months.